UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21053

BlackRock Virginia Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Virginia Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—154.1%
		Virginia—141.2%
NR3	$1,480	Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	$ 1,513,478
AAA	1,500 [4]	Arlington Cnty., GO, 5.00%, 2/01/21	02/11 @ 100	1,563,645
A	2,150	Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj., 5.25%, 7/01/31	07/11 @ 101	2,182,529
NR	1,500	Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,534,425
AAA	1,500	Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	No Opt. Call	1,588,500
NR3	1,000	Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,018,850
AAA	1,500	Fairfax Cnty. Wtr. Auth., Wtr. Rev, 5.00%, 4/01/27	04/12 @ 100	1,536,870
AA	1,000	Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,059,280
A-	1,500	Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys. Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,550,445
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,308,047
AAA	1,500	Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,528,875
AAA	1,500	Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,522,755
A	5,000	Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,693,800
AA+	1,375	Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,438,800
AAA	1,250	Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,398,888
AAA	3,000	Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,033,840
		Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj., MBIA,
AAA	500	5.25%, 1/01/26	No Opt. Call	546,390
AAA	1,000	5.25%, 1/01/31	No Opt. Call	1,085,300
AAA	3,000	Virginia Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,050,520
		Virginia Res. Auth.,
AA	1,000	Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,047,860
AA	635	Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	657,727
AA	1,500	Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,550,100

				33,410,924

		Puerto Rico—5.7%
BBB	1,455	Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,355,987

		Multi-State—7.2%
Baa1	1,500 [5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,709,985

		Total Investments—154.1% (cost $34,742,985)		$ 36,476,896
		Other assets in excess of liabilities—3.0%		719,578
		Preferred shares at redemption value, including dividends payable—(57.1%)		(13,526,851)

		Net Assets Applicable to Common Shareholders—100%		$ 23,669,623

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 7.2% of it nets assets, with a current market value of $1,709,985, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Virginia Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005